INVESTMENTS - Additional information (Details) R$ in Thousands, $ in Thousands, m³ in Millions	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) km ITEM m³	May 23, 2022 BRL (R$)	May 23, 2022 USD ($)	Feb. 11, 2022 BRL (R$)	Jan. 03, 2022 BRL (R$)	Nov. 03, 2021
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price	R$ 7,284,182	R$ 7,284,182	R$ 7,284,182	R$ 7,284,182
Number of customers served | ITEM				79,000
Intangible assets	4,508,809	4,508,809	4,508,809	R$ 4,508,809
Sulgás acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price	945,979	945,979	945,979	945,979
Intangible assets	2,749,893	2,749,893	2,749,893	2,749,893
TUP acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price	804,803	804,803	804,803	804,803
Intangible assets	437,587	437,587	437,587	437,587
PetroChoice acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price	2,342,820	2,342,820	2,342,820	2,342,820
Intangible assets	1,503,575	1,503,575	1,503,575	R$ 1,503,575
Compass Um Participacoes SA [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)								51.00%
Atlântico Participações Ltda. [member] | TUP acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)							100.00%		49.00%
Income before taxes of acquiree since the acquisition date		(1,440)
Goodwill recognised							R$ 621
Atlântico Participações Ltda. [member] | TUP acquisition [member] | Licenses and authorizations [member]
Disclosure of investments accounted for using equity method [line items]
Intangible assets							R$ 436,594
Millennium Moove Corp [member] | PetroChoice acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)					100.00%	100.00%
Revenue of acquiree since the acquisition date	1,639,657
Income before taxes of acquiree since the acquisition date	7,087
Goodwill recognised					R$ 400,196	$ 83,421
Inventory, fixed assets and intangible assets recognised as of acquisition date					R$ 1,942,624	$ 404,941
Compass Gás e Energia [member] | Compass Um Participacoes SA [member] | Sulgás acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)								51.00%
Acquisition consideration price								R$ 945,979
Anticipated dividend recognised as of acquisition date								R$ 9,264
Length of distribution network (in KM) | km				1,400
Number of municipalities served | ITEM				41
Distributed volume of natural gas per day | m³				1.5
Intangible assets	2,749,893	2,749,893	2,749,893	R$ 2,749,893
Revenue of acquiree since the acquisition date			1,860,342
Income before taxes of acquiree since the acquisition date			152,389
Compass Gás e Energia [member] | Compass Um Participacoes SA [member] | Sulgás acquisition [member] | Concession rights [member]
Disclosure of investments accounted for using equity method [line items]
Intangible assets	R$ 2,582,077	R$ 2,582,077	R$ 2,582,077	R$ 2,582,077
Concession period of intangible assets				50 years
Description of contracted period of intangible assets				April 19, 1994 to April 18, 2044